Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Property, Plant, and Equipment

18. Property, plant, and equipment

Cost

€ thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Balance as of Jan. 1, 2021	1,256	4,303	3,151	2,717	11,427
Exchange rate differences	49	0	34	24	107
Additions	1,107	2,437	2,654	2,396	8,594
Reclassifications	562	2,014	311	(2,887)	0
Disposals	(8)	0	(283)	0	(291)
Balance as of Dec. 31, 2021	2,966	8,754	5,867	2,250	19,837
Exchange rate differences	70	(9)	41	22	124
Additions	438	1,239	2,356	4,743	8,776
Reclassifications	136	4,331	105	(4,572)	0
Disposals	0	(1)	(261)	(60)	(322)
Balance as of Dec. 31, 2022	3,610	14,314	8,108	2,383	28,415
Exchange rate differences	(56)	(16)	(40)	(33)	(145)
Additions	35	1,234	2,721	2,680	6,670
Reclassifications	0	449	74	(523)	0
Disposals	(440)	(137)	(220)	(811)	(1,608)
Balance as of Dec. 31, 2023	3,149	15,844	10,643	3,696	33,332

Depreciation

€ thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Balance as of Jan. 1, 2021	206	630	516	0	1,352
Exchange rate differences	4	0	2	0	6
Depreciation for the year	304	773	916	0	1,993
Disposals	0	0	(283)	0	(283)
Balance as of Dec. 31, 2021	514	1,403	1,151	0	3,068
Exchange rate differences	1	0	4	0	5
Depreciation for the year	526	1,419	1,309	0	3,254
Disposals	0	(2)	(219)	0	(221)
Balance as of Dec. 31, 2022	1,041	2,820	2,245	0	6,106
Exchange rate differences	(19)	(3)	(11)	0	(33)
Depreciation for the year	724	1,771	1,243	0	3,738
Impairment for the year	0	1,172	0	0	1,172
Disposals	(291)	(86)	(210)	0	(587)
Balance as of Dec. 31, 2023	1,455	5,674	3,267	0	10,396

Carrying amount

€ thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Carrying amount as of Dec. 31, 2021	2,452	7,351	4,716	2,250	16,769
Carrying amount as of Dec. 31, 2022	2,569	11,494	5,863	2,383	22,309
Carrying amount as of Dec. 31, 2023	1,694	10,170	7,376	3,696	22,936

Investments in property, plant, and equipment made during the year ended December 31, 2023, in the amount of €6,670 thousand (2022: €8,776, 2021: €8,594) mainly for the new headquarter of the Group in Munich (Germany) and for production machinery. In prior years, the investments referred primarily to the expansion of production capacities. Other investments were made in IT infrastructure and office equipment.

During the year ended December 31, 2023, finance expenses in the amount of €77 thousand (2022: €32 thousand, 2021: €154 thousand) were recorded as the cost of property, plant, and equipment in accordance with IAS 23.

Impairment of capitalized HAWK terminals

During the year ended December 31, 2023, the Group has recognized an impairment on the base AIR Technology (refer to Note 17) and therefore identified a triggering event for capitalized HAWK terminals based on this base technology. Since the base technology will no longer be used for future production of HAWK terminals, the Group assumes that the recoverable amounts of the capitalized HAWK terminals based on this base technology, which were used for testing purposes, are equal to €0 as the terminals are not expected to be used internally and are not reasonably saleable. Subsequently, the Group recognized an impairment loss of €1,172 thousand. Henceforth, the carrying amount is €0.